UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2008

Date of reporting period:	October 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments

October 31, 2007 (unaudited)

Principal
Amount
(000)		Value*
SENIOR LOANS (a)(c)—63.1%
Advertising—0.7%
	West Corp.,
$1,847	7.128%, 10/23/13	$1,814,154
1,062	7.468%, 10/23/13	1,043,450
1,000	7.468%, 10/23/13 (e)	982,292
68	7.735%, 10/23/13	67,177
		3,907,073
Aerospace—0.1%
750	TransDigm Group, Inc., 7.20%, 6/23/13, Term B (b)	739,453

Airlines—0.5%
2,970	Northwest Airlines Corp., 7.03%, 8/22/08 (b)	2,866,050

Apparel & Textiles—0.5%
997	Aearo Technologies, Inc., 7.61%, 6/5/14, Term B (b)	966,952
	Simmons Co., Term C (b),
92	6.875%, 12/19/11	90,194
37	6.938%, 12/19/11	36,077
97	7.00%, 12/19/11	95,605
73	7.125%, 12/19/11	72,155
440	7.375%, 12/19/11	432,929
961	7.438%, 12/19/11	947,032
59	8.75%, 12/19/11	57,724
		2,698,668
Automotive—2.3%
2,500	Delphi Corp., 7.875%, 12/31/07, Term C	2,496,615
5,955	Ford Motor Corp., 8.70%, 12/15/13, Term B	5,743,866
1,492	General Motors Corp., 7.615%, 11/29/13	1,467,109
	Hertz Corp., Term B,
223	5.238%, 12/21/12	219,593
1,064	6.86%, 12/21/12	1,049,576
761	6.88%, 12/21/12	750,480
108	6.91%, 12/21/12	106,993
	Lear Corp. (b),
694	7.698%, 3/23/12	683,686
300	8.00%, 3/23/12	295,542
		12,813,460
Automotive Products—1.2%
	Cooper Standard Automotive, Inc.,
1,346	7.75%, 12/31/11, Term B	1,329,697
3,365	7.75%, 12/31/11, Term C	3,323,493
2,000	Goodyear Tire & Rubber Co., 6.43%, 4/20/14, Term B	1,947,916
		6,601,106
Banking—0.4%
	Aster Co., Ltd. (b),
1,092	7.824%, 9/19/13, Term B1	1,060,580
1,132	8.324%, 9/19/14, Term C1	1,103,827
		2,164,407

Principal
Amount
(000)		Value*
Building/Construction—1.5%
$4,000	Building Materials Corp., 10.813%, 9/14/14 (b)	$3,652,856
	Masonite International Corp., Term B (b),
951	7.084%, 4/6/13	895,507
519	7.231%, 4/6/13	488,798
951	7.36%, 4/6/13	895,507
2,328	Nortek, Inc., 7.05%, 8/27/11 (b)	2,281,303
		8,213,971
Chemicals—1.3%
	INEOS Group Ltd.,
3,903	7.357%, 10/7/12, Term A4	3,825,234
743	7.357%, 10/7/13, Term B	734,218
233	7.451%, 10/7/12, Term A4	231,412
743	7.857%, 10/7/14, Term C1	737,895
1,758	KRATON Polymers Group LLC, 7.25%, 5/11/13 (b)	1,718,754
		7,247,513
Commercial Products—0.8%
	iPayment, Inc. (b),
194	7.045%, 12/27/12	185,437
782	7.198%, 12/27/12	746,894
	Sigmakalon,
€924	6.158%, 6/30/12, Term A (b)	1,309,867
€635	6.658%, 9/19/12, Term B	897,624
€365	6.658%, 9/19/12, Term B1	515,967
€671	7.408%, 9/19/13, Term C1	940,469
		4,596,258
Computer Services—1.1%
$2,703	PanAmSat Corp., 6.706%, 7/3/12	2,670,818
3,422	SunGard Data Systems, Inc., 6.898%, 2/11/13	3,382,760
		6,053,578
Computer Software—2.5%
	Infor Global Solutions (b),
€1,250	7.914%, 8/1/12, Term EU (e)	1,740,622
$165	8.95%, 8/1/12	160,544
468	8.95%, 8/1/12, Term DD	456,579
737	9.11%, 8/1/12	718,627
1,652	Riverdeep Interactive, 12.438%, 12/21/07 (b)	1,652,832
7,500	Thomson Learning, Inc., 7.95%, 6/27/14, Term B	7,270,830
2,000	Trilogy International, Inc., 8.698%, 6/22/12 (b)	1,980,000
		13,980,034
Consumer Products—1.9%
1,937	Education Management Corp., 7.125%, 2/13/14, Term B (b)	1,883,556
	Jarden Corp., Term B,
2,947	6.948%, 1/24/12 (b)	2,893,113
1,496	7.698%, 1/24/12	1,485,028

Principal
Amount
(000)		Value*
Consumer Products (continued)
	National Mentor, Inc. (b),
$56	5.32%, 6/30/13	$54,880
615	7.20%, 6/30/13, Term B	602,992
317	7.32%, 6/30/13, Term B	310,564
1,000	7.37%, 6/30/12	980,000
1,995	Pinnacle Foods, 7.948%, 3/30/14, Term B (b)	1,951,359
		10,161,492
Containers & Packaging—2.2%
	Graham Packaging Holdings Co., Term B,
3,098	7.50%, 10/18/11	3,044,596
27	7.625%, 10/18/11	27,023
1,173	7.75%, 10/18/11	1,152,983
1,173	8.00%, 10/18/11	1,152,983
	Intertape Polymer Group, Inc., Term B (b),
37	9.122%, 7/28/11	37,219
187	9.244%, 7/28/11	186,094
663	9.72%, 7/28/11	658,027
	Smurfit-Stone Container,
742	5.393%, 11/1/10	736,390
397	6.75%, 11/1/10, Term C	393,797
215	6.75%, 11/1/11, Term B	213,225
464	6.75%, 11/1/11, Term C	460,475
894	7.125%, 11/1/11, Term B	886,746
1,825	7.625%, 11/1/11, Term B	1,810,794
1,217	7.625%, 11/1/11, Term C	1,207,196
		11,967,548
Diversified Manufacturing—1.3%
3,695	Grant Forest Products, 13.25%, 9/16/13 (b)(e)	3,579,118
	Invensys PLC (b),
521	7.244%, 7/17/13	510,137
479	7.356%, 7/17/13	469,863
	KION Group GmbH (b),
1,250	7.493%, 12/20/14, Term B	1,230,256
1,250	7.743%, 12/20/15, Term C	1,235,369
		7,024,743
Drugs & Medical Products—1.8%
1,000	Bausch & Lomb, Inc., 7.00%, 4/11/15, Term T (b)	1,448,559
	Nycomed Holdings (b),
€1,135	7.209%, 12/20/15, Term B	1,538,325
€865	7.209%, 12/29/16, Term B	1,172,294
€2,000	7.709%, 12/20/15, Term C	2,725,997
	Warner Chilcott PLC,
$1,505	7.198%, 1/18/12, Term B	1,484,821
633	7.198%, 1/18/12, Term C	624,061
609	7.360%, 1/18/12, Term B	600,356
		9,594,413
Energy—1.1%
	Alon USA Energy, Inc. (b),
1,720	7.003%, 6/8/13	1,687,750
58	7.003%, 6/8/13, Term DD	56,695
36	7.069%, 6/8/13	34,889
162	7.069%, 6/8/13, Term DD	158,635

Principal
Amount
(000)		Value*
Energy (continued)
$2,432	Headwaters, Inc., 6.90%, 4/30/11, Term B (b)	$2,395,810
	Targa Resources, Inc.,
290	5.073%, 10/31/11	288,218
24	7.198%, 10/31/12, Term B	24,018
1,161	7.541%, 10/31/12, Term B	1,152,871
		5,798,886
Entertainment—3.6%
10,688	MGM Studios, 8.448%, 4/8/12, Term B	10,273,573
	Revolution Studios LLC,
811	7.26%, 12/25/12, Term A (b)	799,076
87	7.82%, 12/25/12, Term A	85,677
1,789	8.51%, 12/25/14, Term B (b)	1,780,321
2,498	Six Flags Theme Parks, Inc., 7.75%, 4/30/15, Term B	2,385,894
	Warner Music Group, Inc., Term B,
804	7.093%, 2/28/11	786,861
310	7.151%, 2/28/11	303,222
1,125	7.499%, 2/28/11	1,101,094
2,086	7.541%, 2/28/11	2,041,189
		19,556,907
Financial Services—2.3%
	Bearingpoint, Inc. (b),
1,125	9.07%, 5/18/12	1,085,625
375	9.281%, 5/18/12	361,875
5,500	Chrysler Financial Corp., 9.36%, 8/3/12	5,499,472
5,955	Nielson Finance, 7.36%, 8/9/13, Term B	5,806,953
		12,753,925
Food Services—1.8%
	Arby’s Restaurant Group, Inc., Term B,
528	7.003%, 7/25/12	519,030
1,664	7.069%, 7/25/12	1,636,916
679	7.21%, 7/25/12	667,870
39	7.379%, 7/25/12	38,164
680	7.448%, 7/25/12	668,506
1,474	Bolthouse Farms, Inc., 7.50%, 11/17/12, Term B (b)	1,457,170
3,536	Michael Foods, Inc., 7.361%, 11/21/10, Term B (b)	3,491,361
1,492	Sturm Foods, Inc., 7.563%, 1/30/14, Term B (b)	1,399,219
		9,878,236
Healthcare & Hospitals—6.0%
5,500	Biomet, Inc., 8.203%, 3/25/15, Term B (e)	5,480,937
	Capio AB (b),
€650	6.852%, 3/8/15, Term B1	935,921
€650	6.977%, 3/8/16, Term C1	931,689
	Community Health Systems, Inc., Term B,
$1,397	7.755%, 7/25/14	1,366,198
480	7.76%, 7/2/14	469,016

Principal
Amount
(000)		Value*
Healthcare & Hospitals (continued)
	Davita, Inc., Term B1,
$242	6.68%, 10/5/12	$237,389
294	6.70%, 10/5/12	288,802
748	6.74%, 10/5/12	734,024
75	6.75%, 10/5/12	73,325
75	7.00%, 10/5/12	73,325
66	7.01%, 10/5/12	64,698
10,917	HCA, Inc., 7.448%, 11/16/13, Term B	10,684,695
	HealthSouth Corp.,
19	7.32%, 2/2/13	18,283
2,557	7.63%, 2/2/13	2,508,428
1,000	ISTA, 8.094%, 6/15/16 (b)	1,334,628
902	MultiPlan, Inc., 7.253%, 4/12/13, Term B (b)	884,384
	Psychiatric Solutions, Inc., Term B (b),
855	6.568%, 7/7/12	840,038
1,143	7.178%, 7/7/12	1,122,857
4,311	Renal Advantage, Inc., 8.098%, 10/6/12, Term B (b)	4,219,302
	United Surgical (b),
48	7.367%, 4/18/14, Term DD	45,886
835	7.381%, 4/18/14, Term B	804,787
55	7.43%, 4/18/14, Term DD	52,885
		33,171,497
Holding Companies—0.3%
€1,000	AVR Bedrijven NV, 6.976%, 3/1/14 (b)	1,412,846

Hotels/Gaming—0.7%
$308	CCM Merger, Inc., 7.72%, 7/21/12, Term B (b)	301,509
	MotorCity Casino, Term B (b),
2,838	7.198%, 7/21/12	2,777,655
770	7.505%, 7/21/12	753,773
		3,832,937
Household Products—0.7%
	Springer S.A. (b),
1,000	7.746%, 9/16/11, Term B	981,563
2,800	8.121%, 9/16/12, Term C	2,762,376
		3,743,939
Leasing—0.4%
1,194	Rental Service Corp., 8.75%, 11/21/13 (b)	1,166,901
	United Rentals, Inc. (b),
333	5.32%, 2/14/11, Term LC	331,640
727	6.76%, 2/14/11, Term B	724,859
		2,223,400
Manufacturing—2.4%
	Bombardier, Inc., Term B (b),
38	7.19%, 6/26/13	36,978
2,696	7.70%, 6/26/13	2,625,427

Principal
Amount
(000)		Value*
Manufacturing (continued)
	Dresser-Rand Group, Inc., Term T,
$92	7.319%, 5/4/14	$90,462
2,877	8.01%, 5/4/14	2,824,070
	Graphic Packaging International Corp.,
1,251	7.128%, 5/3/14	1,245,264
1,194	7.499%, 5/3/14	1,187,883
540	7.51%, 5/3/14	537,728
	Lucite International Ltd. (b),
1,243	7.45%, 5/26/13, Term B	1,221,291
78	7.45%, 5/26/13, Term DD	76,500
362	7.61%, 5/26/13, Term DD	355,916
2,992	Polypore, Inc., 7.07%, 5/15/14 (b)	2,921,428
		13,122,947
Multi-Media—5.5%
2,000	American Media Operations, Inc., 8.59%, 1/30/13 (b)	1,977,500
988	Atlantic Broadband, Inc., 7.45%, 8/9/12, Term B (b)	976,430
3,000	Charter Communications, 7.698%, 9/5/14	2,888,001
4,950	CSC Holdings, Inc., 6.875%, 2/24/13, Term B	4,843,102
6,000	NTL Investment, 7.224%, 1/6/13, Term B	5,836,878
	Seven Media Group, Term T (b),
AUD 419	8.835%, 2/7/13	382,527
AUD 3,017	8.878%, 2/7/13	2,754,194
	Univision Communications, Inc.,
$174	7.36%, 9/15/14, Term B	165,663
6,107	7.61%, 9/15/14, Term B	5,798,196
1,000	7.629%, 3/15/09	993,750
	Young Broadcasting, Inc., Term B (b),
2,936	7.188%, 11/3/12	2,818,647
948	7.438%, 5/2/12	909,654
30	7.75%, 11/3/12	28,827
		30,373,369
Oil & Gas—1.7%
671	Big West Oil LLC, 8.75%, 5/2/14, Term B (b)	651,113
6,000	El Paso Corp., 5.273%, 6/15/09 (b)	5,880,000
1,778	Newpark Resources, Inc., 7.893%, 8/17/11 (b)	1,759,771
	Oxbow Carbon & Minerals LLC (b),
27	6.753%, 5/4/14, Term B	25,889
888	7.198%, 5/4/14, Term B	856,384
80	7.198%, 5/4/14, Term DD	77,474
		9,250,631
Paper/Paper Products—0.7%
	Georgia-Pacific Corp., Term B,
332	6.948%, 12/20/12	324,258
406	7.264%, 12/20/12	397,254
3,453	7.474%, 12/20/12 (e)	3,376,656
		4,098,168

Principal
Amount
(000)		Value*
Printing/Publishing—1.9%
	Seat Pagine Gialle SpA (b),
€918	4.157%, 5/25/12, Term A	$1,307,853
€626	4.157%, 6/8/13, Term B	897,408
	Tribune Co.,
$4,367	7.744%, 5/30/09, Term X (e)	4,322,659
3,990	8.244%, 5/30/14, Term B	3,714,690
		10,242,610
Real Estate—0.2%
1,000	Verso Paper Holdings LLC, 11.161%, 2/1/13 (b)	977,500

Recreation—2.5%
	Amadeus Global Travel (b),
2,750	7.636%, 4/8/13, Term B	2,679,845
2,750	7.886%, 4/8/14, Term C	2,684,081
3,950	Cedar Fair L.P., 6.753%, 8/30/12	3,878,406
	Travelport,
2,992	7.35%, 8/23/13, Term DD	2,937,794
1,780	7.448%, 8/23/13	1,747,363
		13,927,489
Retail—0.2%
	Neiman Marcus Group, Inc.,
20	7.09%, 4/6/13	19,716
1,280	7.448%, 4/6/13	1,261,814
		1,281,530
Telecommunications—6.0%
	Centennial Cellular Communications Corp. (b),
4,332	7.198%, 2/9/11	4,290,132
335	7.541%, 1/20/11	331,949
4,444	Consolidated Communications, Inc., 6.948%, 10/14/11, Term B (b)	4,429,863
2,494	Dobson Communications Corp., 7.24%, 3/14/14 (b)	2,465,680
	eircom Group PLC (b),
€1,200	6.625%, 8/15/14, Term B	1,702,699
€1,200	6.875%, 8/15/15, Term C	1,710,754
$4,489	Hawaiian Telcom Communications, Inc., 7.45%, 6/1/14, Term C	4,395,236
	Integra Telecom, Inc., Term T (b),
1,395	9.053%, 8/31/13	1,403,676
605	9.97%, 8/31/13	623,193
2,500	Intelsat Ltd., 7.206%, 2/15/14	2,478,125
	Nordic Telephone Co. Holdings ApS,
€1,605	6.03%, 11/30/13, Term B	2,300,224
€1,922	6.28%, 11/30/14, Term C	2,766,593
	Telesat Canada, Inc. (e),
$3,685	6.00%, 10/22/14, Term B	3,655,098
315	6.00%, 10/22/14, Term DD	312,402
		32,865,624
Transportation—0.5%
	Fleetpride Corp., Term B (b),
187	7.319%, 6/6/13	184,219
2,531	7.698%, 6/6/13	2,486,953
		2,671,172

Principal
Amount
(000)			Value*
Utilities—1.9%
	AES Corp., Term B (b),
$786	7.00%, 4/30/08		$782,031
786	7.19%, 8/10/11		782,032
1,600	Sandridge Energy, Inc., 8.985%, 4/1/14 (b)		1,594,000
	Texas Competitive Electric Holdings Co. LLC (e),
4,000	7.00%, 10/10/14		4,001,244
3,000	7.00%, 10/10/14, Term B (b)		3,000,000
			10,159,307
Waste Disposal—0.8%
	Allied Waste North America, Inc.,
1,663	5.121%, 3/28/14		1,635,168
507	6.15%, 3/28/14, Term B (b)		498,365
1,013	6.373%, 3/28/14, Term B		996,729
608	6.50%, 3/28/14, Term B		598,037
816	6.88%, 3/28/14, Term B		802,955
101	6.89%, 3/28/14, Term B		99,673
			4,630,927
Wholesale—0.7%
3,930	Roundy’s, Inc., 8.46%, 10/27/11, Term B		3,917,200

Wire & Cable Products—1.1%
	UPC Broadband Holding BV,
€3,143	6.302%, 12/31/14, Term M		4,410,700
€1,000	7.042%, 12/31/14		1,408,130
			5,818,830
	Total Senior Loans (cost—$349,578,614)		346,339,644

		Credit Rating
		(Moody’s/S&P)
CORPORATE BONDS & NOTES—25.0%
Airlines—0.2%
$819	JetBlue Airways Corp., pass thru certificates,
	8.658%, 5/15/10, Ser. 04-2, FRN	B1/BB-	811,920

Apparel & Textiles—0.6%
3,500	Hanesbrands, Inc., 8.784%, 12/15/14, Ser. B, FRN	B2/B-	3,535,000

Automotive Products—0.7%
4,000	Goodyear Tire & Rubber Co., 9.135%, 12/1/09, FRN	Ba3/B	4,070,000

Banking—0.9%
£2,464	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	4,977,433

Building/Construction—0.8%
€3,000	Grohe Holding GmbH, 7.607%, 1/15/14, FRN (b)	B2/B	4,177,493

Containers & Packaging—0.2%
$1,000	Berry Plastics Holding Corp., 9.569%, 9/15/14, FRN	B3/B	1,007,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Electronics—0.8%
$3,000	Sanmina-SCI Corp., 8.444%, 6/15/10, FRN (a)(d)	Ba3/B+	$3,015,000
1,400	Spansion LLC, 8.746%, 6/1/13, FRN (a)(d)	B1/B+	1,333,500
			4,348,500
Financial Services—5.5%
2,500	Chukchansi Economic Dev. Auth., 8.859%, 11/15/12, FRN (a)(d)	B2/BB-	2,512,500
8,150	Ford Motor Credit Co., 7.993%, 1/13/12, FRN	B1/B	7,551,692
7,000	General Motors Acceptance Corp., 7.821%, 12/1/14, FRN	Ba1/BB+	6,235,579
€3,000	Hellas Telecommunications Luxembourg V, 8.232%, 10/15/12, FRN	B1/B	4,345,678
$2,000	Hexion U.S. Finance Corp., 10.058%, 11/15/14, FRN	B3/B	2,080,000
	LVB Acquisition Merger Sub., Inc. (a)(d),
600	10.00%, 10/15/17	B3/B-	619,500
600	10.375%, 10/15/17 PIK	B3/B-	610,500
800	11.625%, 10/15/17	Caa1/B-	819,000
	Universal City Florida Holding Co.,
2,000	8.375%, 5/1/10	B3/B-	2,050,000
3,500	10.106%, 5/1/10, FRN	B3/B-	3,596,250
			30,420,699
Food Services—0.8%
4,500	ARAMARK Corp., 8.856%, 2/1/15, FRN	B3/B-	4,545,000

Healthcare & Hospitals—0.5%
1,500	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CCC	1,207,500
1,500	Universal Hospital Services, Inc., 8.759%, 6/1/15, FRN (a)(d)	B3/B+	1,511,250
			2,718,750
Hotels/Gaming—0.9%
2,000	Mandalay Resort Group, 7.625%, 7/15/13	B1/B+	1,995,000
3,000	Seminole Hard Rock Entertainment, Inc., 8.194%, 3/15/14, FRN (a)(d)	B1/BB	2,947,500
			4,942,500
Insurance—0.3%
	Residential Reins Ltd., FRN (a)(b)(d)(f),
1,300	12.871%, 6/7/10, Ser. CL1	NR/BB	1,341,600
500	13.371%, 6/7/10, Ser. CL5	NR/BB+	517,875
			1,859,475
Manufacturing—0.9%
€3,250	Bombardier, Inc., 7.631%, 11/15/13, FRN (a)(d)	Ba2/BB	4,795,979

Metals & Mining—0.6%
$3,150	Freeport-McMoRan Copper & Gold, Inc., 8.394%, 4/1/15, FRN	Ba3/BB	3,260,250

Multi-Media—2.8%
	Cablevision Systems Corp., Ser. B,
2,000	8.00%, 4/15/12	B3/B+	1,965,000
5,000	9.644%, 4/1/09, FRN	B3/B+	5,162,500
1,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	1,005,000
4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC	4,100,000
1,800	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	1,890,000
1,000	ION Media Networks, Inc., 11.493%, 1/15/13, FRN (a)(d)	Caa1/CCC-	1,020,000
			15,142,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Paper/Paper Products—1.1%
$1,000	Abitibi-Consolidated, Inc., 9.194%, 6/15/11, FRN	B3/B	$825,000
1,000	Bowater, Inc., 8.694%, 3/15/10, FRN	B3/B	920,000
4,500	Verso Paper Holdings LLC, 9.106%, 8/1/14, Ser. B, FRN	B2/B+	4,545,000
			6,290,000
Semi-Conductors—1.0%
6,000	Freescale Semiconductor, Inc., 9.569%, 12/15/14, FRN	B1/B	5,542,500

Telecommunications—6.2%
4,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	4,030,000
2,500	Hawaiian Telcom Communications, Inc., 10.86%, 5/1/13, Ser. B, FRN	Caa1/CCC	2,543,750
	Intelsat Bermuda Ltd., FRN,
4,500	8.886%, 1/15/15	Caa1/B-	4,590,000
3,000	11.409%, 6/15/13	Caa1/B-	3,142,500
€2,950	Nordic Telephone Co. Holdings ApS, 10.107%, 5/1/16, FRN (a)(d)	B2/B	4,374,613
$4,700	Nortel Networks Ltd., 9.493%, 7/15/11, FRN (a)(d)	B3/B-	4,664,750
1,500	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	1,545,000
4,000	Qwest Communications International, Inc., 9.058%, 2/15/09, FRN	Ba3/B+	4,040,000
2,000	Rural Cellular Corp., 8.25%, 3/15/12	Ba3/B+	2,095,000
3,000	TelCordia Technologies, Inc., 8.993%, 7/15/12, FRN (a)(d)	B2/B	2,790,000
			33,815,613
Wire & Cable Products—0.2%
1,000	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B+	992,500
	Total Corporate Bonds & Notes (cost—$136,282,356)		137,253,612

MORTGAGE-BACKED SECURITIES—0.3%
1,620	Mellon Residential Funding Corp.,
	5.441%, 11/15/31, CMO, FRN (cost—$1,619,726)	Aaa/AAA	1,614,308

ASSET-BACKED SECURITIES—0.2%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
12	5.573%, 7/25/32	Aaa/AAA	11,178
442	6.245%, 8/25/32	Aaa/AAA	434,059
502	GSAMP Trust, 5.163%, 3/25/34, FRN	Aaa/AAA	500,447
	Total Asset-Backed Securities (cost—$956,615)		945,684

PREFERRED STOCK—0.5%

Shares
Financial Services—0.5%
30	Richmond Cnty. Capital Corp., 8.144% (a)(b)(d) (cost—$3,068,307)	3,018,750

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—10.9%
U.S. Treasury Bills (g)—4.5%
$24,710	3.81%-4.20%, 11/29/07-12/13/07 (cost—$24,607,191)	24,607,191

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Commercial Paper—3.3%
Financial Services—3.3%
$12,000	Fortis Funding LLC, 4.83%, 11/1/07 (a)(d)	P-1/A-1+	$12,000,000
6,100	UBS Finance LLC, 5.225%, 11/14/07	P-1/A-1+	6,088,491
	Total Commercial Paper (cost—$18,088,490)		18,088,491

Corporate Notes—3.1%
Airlines—0.0%
290	JetBlue Airways Corp., 9.944%, 3/15/08, Ser. 04-1, FRN	B1/BB-	291,001

Financial Services—2.4%
13,000	Ford Motor Credit Co., 8.359%, 11/2/07, FRN	B1/B	13,000,000

Insurance—0.3%
1,500	Parametric Re Ltd., 9.661%, 5/19/08, FRN (a)(d)	Ba2/NR	1,502,520

Paper/Paper Products—0.4%
2,000	Abitibi-Consolidated, Inc., 5.25%, 6/20/08	B3/B	1,950,000
	Total Corporate Notes (cost—$16,787,828)		16,743,521

Repurchase Agreement—0.0%
107	State Street Bank & Trust Co., dated 10/31/07, 4.40%, due 11/1/07, proceeds $107,013; collateralized by Federal Home Loan Bank Discount Note, 4.509% due 11/16/07, valued at $109,780 including accrued interest (cost—$107,000)		107,000
	Total Short-Term Investments (cost—$59,590,509)		59,546,203

Contracts
OPTIONS PURCHASED (h)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 5 yr. Futures (CBOT),
223	strike price $123.50, expires 11/20/07	3,484
	U.S. Treasury Notes 10 yr. Futures (CBOT),
503	strike price $130, expires 11/20/07	7,860
		11,344
	Put Options—0.0%
	Financial Future Euro—90 day (CME),
600	strike price $91.75, expires 3/17/08	1
216	strike price $92.25, expires 6/16/08	1
		2
	Total Options Purchased (cost—$21,455)	11,346
	Total Investments (cost—$551,117,582)—100.0%	$548,729,547

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $395,734,481, representing 72.12% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2007.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after October 31, 2007.
(f)	Fair-valued security—Securities with an aggregate value of $6,836,908, representing 1.25% of total investments, have been fair-valued.
(g)	All or partial amount segregated as collateral for futures contracts, when-issued, delayed-delivery securities and/or swaps.
(h)	Non-income producing.

Glossary:

£—British Pound

€—Euro

AUD—Australian Dollar

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO––Collateralized Mortgage Obligation

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on October 31, 2007.

LIBOR—London Inter-bank Offered Rate

NR—Not Rated

PIK––Payment-in-Kind

Other Investments:

(1)  Futures contracts outstanding at October 31, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Financial Future British Pound—90 day	416	$101,670	3/19/08	$(241,895)
	Financial Future Euro—90 day	456	108,876	3/17/08	350,126
	United Kingdom—90 day	399	5	3/19/08	(400)
Short:	U.S. Treasury Notes 5 yr. Futures	(250)	(26,836)	12/31/07	(160,512)
	U.S. Treasury Notes 10 yr. Futures	(164)	(18,043)	12/19/07	(51,250)
					$(103,931)

(2) Credit default swap agreements outstanding at October 31, 2007:

			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$2,000	6/20/08	2.95%	$(35,525)
AES	1,000	12/20/07	1.50%	2,940
Allied Waste North America	600	9/20/09	2.75%	10,934
Bombardier	1,400	6/20/10	3.80%	107,070
Georgia-Pacific	3,500	3/20/14	1.78%	(279,773)
LCDX	1,500	6/20/12	1.20%	(19,716)
Williams Cos.	875	9/20/09	2.05%	26,970
Bear Stearns
Dow Jones CDX	28,000	12/20/12	3.75%	(302,163)
Georgia-Pacific	700	9/20/09	1.24%	(2,658)
Host Marriott	700	9/20/09	1.95%	13,165
MGM	1,500	9/20/09	1.92%	24,334
Citigroup
AES	5,000	6/20/08	1.17%	17,842
Univision Communications	2,000	3/20/12	0.97%	(114,762)
Credit Suisse First Boston
AES	900	9/20/09	3.85%	44,809
Allied Waste North America	875	9/20/09	2.46%	11,112
Delhaize America	875	9/20/09	1.40%	21,374
Intelsat Bermuda	3,000	3/20/10	3.21%	(73,277)
Samis	2,200	9/20/08	2.45%	41,878
Deutsche Bank
Dow Jones CDX	4,500	6/20/12	1.20%	(66,939)
Goldman Sachs
Dow Jones CDX	3,100	6/20/12	0.99%	(124,480)
HCA	1,000	12/20/07	0.75%	549
Royal Caribbean	3,500	12/20/13	1.33%	(50,821)
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	2,286
TRW Automotive	875	9/20/09	2.15%	19,129
JPMorgan Chase
Electronic Data Systems	1,000	12/20/07	1.30%	3,212
Tenet Healthcare	5,000	12/20/07	(3.20)%	(19,044)
Tenet Healthcare	5,000	12/20/09	4.15%	(99,445)
Lehman Brothers
Six Flags	2,000	6/20/12	1.75%	(98,187)
Merrill Lynch & Co.
Aramark	1,000	9/20/12	2.60%	15,253
Dow Jones CDX	2,100	6/20/12	2.368%	38,251
SPX	900	9/20/09	2.25%	25,572
Williams Cos.	700	9/20/09	1.71%	16,976
Morgan Stanley
Biomet	1,000	9/20/12	3.05%	13,979
Georgia-Pacific	900	9/20/09	1.63%	3,315
Russian Federation	300	6/20/08	0.245%	(143)
				$(825,983)

(3) Interest rate swap agreements outstanding at October 31, 2007:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$195,600	2/15/17	4.785%	3-Month USD-LIBOR	$(384,907)
Bank of America	195,600	2/15/17	3-Month USD-LIBOR	5.91%	438,984
Bank of America	14,000	12/19/17	3-Month USD-LIBOR	5.00%	154,104
Barclays Bank	591,300	6/21/25	5.70%	3-Month USD-LIBOR	(37,237,413)
Barclays Bank	290,000	6/21/25	3-Month USD-LIBOR	5.70%	12,927,155
Deutsche Bank	116,900	12/19/08	3-Month USD-LIBOR	5.00%	328,732
Goldman Sachs	22,300	12/19/08	3-Month USD-LIBOR	5.00%	58,596
Morgan Stanley	27,500	12/19/17	3-Month USD-LIBOR	5.00%	(180,196)
UBS	4,900	12/19/08	3-Month USD-LIBOR	5.00%	14,149
UBS	285,000	6/21/25	3-Month USD-LIBOR	5.70%	5,149,647
					$(18,731,149)

LIBOR - London Inter-bank Offered Rate

The Fund received $17,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4)  Forward foreign currency contracts outstanding at October 31, 2007:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	October 31, 2007	(Depreciation)
Purchased:
AUD 521,000 settling 11/21/07	$470,062	$482,264	$12,202
Sold:
AUD 3,987,812 settling 11/8/07	3,577,068	3,694,033	(116,965)
€ 33,425,000 settling 11/5/07	47,338,357	48,361,714	(1,023,357)
£ 3,829,000 settling 11/1/07	7,696,290	7,953,911	(257,621)
£ 3,829,000 settling 12/20/07	7,902,482	7,941,381	(38,899)
			$(1,424,640)

AUD—Australian Dollar

£—British Pound

€—Euro

(5) At October 31, 2007, the Funds had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Amount
Big West Oil	$825,000
Community Health Systems, Inc.	123,743
Eastman Kodak	2,500,000
Harrah’s Entertainment, Inc.	3,000,000
Mylan Laboratories, Inc.	1,500,000
NRG Energy	3,500,000
SLM Corp.	2,800,000
Telesat Canada, Inc.	3,000,000
United Surgical	58,871
Univision	218,121
$17,525,735

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 26, 2007